Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2012
PowerShares S&P 500 Downside Hedged Portfolio (Prospectus Summary) | PowerShares S&P 500 Downside Hedged Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares S&P 500® Downside Hedged Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares S&P 500® Downside Hedged Portfolio (the "Fund") is an actively managed exchange-traded fund ("ETF") that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad equity or fixed income market returns.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this Prospectus, the Fund does not have an operating history and turnover data therefore is not available.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by using a quantitative, rules-based strategy designed to provide returns that correspond to the performance of the S&P 500® Dynamic VEQTOR Index (the "Benchmark"). The Fund, in
accordance with strategy allocation rules provided by Standard & Poor's ("S&P"), will invest in a combination of (i) equity securities contained in the S&P 500®
Index and that are listed on a U.S. securities exchange, (ii) Chicago Board
Options Exchange Volatility Index ("VIX Index") related instruments, such as listed VIX Index futures contracts that reflect exposure to the S&P 500® VIX
Short Term Futures Index ("VIX Futures Index"), and (iii) money market instruments, cash and cash equivalents. The Fund will invest in money market instruments, cash and cash equivalents to provide liquidity, collateralize its futures contracts, or to track the Benchmark during times when the Benchmark moves its entire allocation to cash. In addition to its investments in the components of the Benchmark, the Fund also may invest in other VIX Index related instruments, including ETFs and exchange-traded notes ("ETNs") that are listed on a U.S. securities exchange and that provide exposure to the VIX Index
(collectively with VIX Index futures contracts, the "VIX Index Related
Instruments") and U.S. listed futures contracts that track the S&P 500® Index
("E-mini S&P 500 Futures") and are listed on the Chicago Mercantile Exchange
("CME").

The Benchmark is comprised of up to three types of components at any given time:
an equity component, represented by the S&P 500® Index; a volatility component, represented by the VIX Futures Index; and cash. The VIX Futures Index measures the return from a long position in the VIX Index futures contracts traded on the
Chicago Board Options Exchange ("CBOE"). The Benchmark's allocation to the VIX
Futures Index serves as an implied volatility hedge, as volatility historically tends to correlate negatively to the performance of the U.S. equity markets
(i.e., rapid declines in the performance of the U.S. equity markets generally are associated with particularly high volatility in such markets). "Implied volatility" is a measure of the expected volatility of the S&P 500® Index that is reflected in the value of the VIX Index. The VIX Index is a theoretical calculation and cannot be traded. The VIX Index measures the 30-day forward volatility of the S&P 500® Index as calculated based on the prices of certain put and call options on the S&P 500® Index.

The allocation among the Fund's investments will approximate the allocation among the components of the Benchmark. During periods of low volatility, a greater portion of the Fund's assets will be invested in equity securities and during periods of increased volatility, a greater portion of the Fund's assets will be invested in VIX Index Related Instruments. Although the Fund seeks returns comparable to the returns of the Benchmark, the Fund can have a higher or lower exposure to any component within the Benchmark at any time.

The U.S. Index Committee of S&P (the "Committee"), a division of The McGraw-Hill
Companies, Inc., maintains the Benchmark. That Committee meets monthly. At each meeting, the Committee reviews pending corporate actions that may affect
Benchmark constituents, statistics comparing the composition of the Benchmark to the market, companies that are being considered as candidates for addition to the Benchmark, and any significant market events. In addition, the Committee may revise the Benchmark's policy covering rules for selecting companies, treatment of dividends, share counts or other matters.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities that the
Fund holds - that is, securities contained within the S&P 500® Index and listed on a U.S. securities exchange - will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the
Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

VIX Index Risk. The CBOE can make methodological changes to the calculation of the VIX Index that could affect the value of the futures contracts on the VIX
Index. There can be no assurance that the CBOE will not change the VIX Index calculation methodology in a way that may affect the value of your investment.
Additionally, the CBOE may alter, discontinue or suspend calculation or dissemination of the VIX Index and/or the exercise settlement value. Any of these actions could adversely affect the value of your investment.

Futures Contract Risk. The Fund may enter into U.S. listed futures contracts on the VIX Index and U.S. listed futures contracts on the S&P 500® Index to simulate full investment in the Benchmark, to facilitate trading or to reduce transaction costs. The Fund will not use futures for speculative purposes.
Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As the futures contracts on the VIX Index or an E-mini S&P 500 Futures approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as "rolling." If the market for these contracts is in "contango," meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to "roll" the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. The contracts included in the VIX Index historically have traded in "contango" markets, resulting in a roll cost, which could adversely affect the value of the Shares. At any given time, the Fund's investment in VIX Index Related Instruments may not correspond identically to the direction of the VIX Index.

Because futures contracts project price levels in the future, market circumstances may cause a discrepancy between the price of a stock index future and the movement in the underlying index. In the event of adverse price movements, the Fund would be required to make daily cash payments to maintain its required margin.

The Fund must segregate liquid assets or enter into off-setting positions to
"cover" open positions in futures contracts. For futures contracts that do not cash settle, the Fund must segregate liquid assets equal to the full notional value of the futures contracts while the positions are open. For futures contracts that do cash settle, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligations (i.e., the Fund's daily net liability) under the futures contract, if any, rather than their full notional value. For more information, see "Investment Policies and
Risks - Futures" in the Fund's Statement of Additional Information ("SAI").

Risk of Investing in ETFs. An ETF is a fund that is listed and traded on a U.S.
stock exchange. Because the Fund may invest in ETFs, its investment performance may depend on the investment performance of the underlying ETF in which it invests. An investment in an ETF is subject to the risks associated with the
ETF. The Fund will pay indirectly a proportional share of the fees and expenses of the ETFs in which it invests (including operating expenses and management fees of the ETF), while continuing to pay its own unitary management fee to
Invesco PowerShares Capital Management LLC (the "Adviser"). As a result, shareholders will absorb duplicate levels of fees with respect to the Fund's investments in ETFs.

Risks of Investing in ETNs. ETNs are unsecured, unsubordinated debt securities of an issuer that are listed and traded on a U.S. stock exchange. An ETN's returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged.
The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Tax Risk. The Fund will gain most of its exposure to the futures markets by entering into VIX Index futures contracts (and, to a lesser extent, E-mini S&P
500 Futures). To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("RIC"), the Fund must meet a certain qualifying income test each taxable year, including with respect to its investments in VIX Index futures contracts. Failure to comply with the qualifying income test in any taxable year would have significant negative tax consequences to Fund shareholders.

The Fund has requested a private letter ruling from the Internal Revenue Service
("IRS") that income it derives from VIX Index futures contracts will constitute qualifying income, which request is still under consideration by the IRS. In the absence of the requested ruling - and there is no assurance that it will be granted - the Fund has received an opinion of counsel, which is not binding on the IRS or the courts, that the income the Fund derives from its investments in
VIX Index futures contracts should constitute qualifying income. Based on that opinion, the Fund believes that it will qualify as a RIC. If the IRS were to determine that income the Fund derives from VIX Index futures contracts does not constitute qualifying income, and if that position was upheld, the Fund likely would cease to qualify as a RIC and would be required to reduce its exposure to such investments, which may result in difficulty in implementing its investment strategies. In such an event, the Trust's Board of Trustees (the "Board") may determine to reorganize or close the Fund or to materially change the Fund's investment objective and strategies.

Cash Transaction Risk. Unlike most ETFs, the Fund currently effects creations and redemptions partially for cash and partially in-kind, rather than primarily in-kind, because of the nature of the Fund's investments. As such, investments in the Shares may be less tax efficient than investments in Shares of conventional ETFs that utilize an entirely in-kind redemption process.

Volatility Risk. The Fund seeks to achieve positive total returns in rising or falling markets. Significant short-term price movements could adversely impact the performance of the Fund. Market conditions in which significant price movements develop but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund's long or short positions (which are based on prior trends). The performance of the Fund is based in part on the prices of one or more of the VIX Index Related Instruments in which the Fund invests. Each of the equity securities held by the Fund and the VIX Index Related Instruments are affected by a variety of factors and may change unpredictably, affecting the value of such equity securities and VIX Index Related Instruments and, consequently, the value of the Shares.

Market Risk. Securities held by the Fund are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Additionally, the trading prices of the equity securities the Fund holds and VIX Index Related Instruments in which the Fund invests and other instruments fluctuate in response to a variety of factors, including events that impact the entire market or specific market segments, such as political, market and economic developments. In addition, fluctuations in the VIX Index itself may indirectly affect the price of equity securities held by the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value
("NAV"). As a result, an investor could lose money over short or even long periods.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invescopowershares.com and will provide some indication of the risk of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invescopowershares.com
PowerShares S&P 500 Downside Hedged Portfolio (Prospectus Summary) | PowerShares S&P 500 Downside Hedged Portfolio | PowerShares S&P 500 Downside Hedged Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.39%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.